Acquisitions and other transactions	6 Months Ended
Jun. 30, 2022
Acquisitions and other transactions
Acquisitions and other transactions

Note 3 - Acquisitions and other transactions

(a)	Financing Package with G Mining Ventures on the Tocantinzinho Gold Project – Brazil

Subsequent to Q2 2022, on July 18, 2022, the Company’s wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), acquired a gold stream with reference to production from the Tocantinzinho project, owned by G Mining Ventures Corp. (“G Mining Ventures”) and located in Pará State, Brazil (the “Stream”). FNBC will provide a deposit of $250.0 million. Additionally, the Company, through one of its wholly-owned subsidiaries, agreed to provide G Mining Ventures with a $75.0 million secured term loan (the “Term Loan”).

Stream deliveries to FNBC are based on gold production from the Tocantinzinho property, according to the following schedule: (i) 12.5% of gold produced until 300,000 ounces of gold have been delivered and, thereafter, (ii) 7.5% of gold produced for the remaining mine life. G Mining Ventures will receive 20% of the spot gold price for each ounce of gold delivered. The $250 million deposit will become available after G Mining Ventures has spent at least $95 million on the Tocantinzinho project from January 1, 2022 and subject to certain other conditions.

The Term Loan is a $75 million, 6-year term loan with an availability period of 3.5-years, drawable quarterly at G Mining Ventures’ option following full funding of the Stream. The Term Loan will bear interest at a rate of 3-Month Term Secured Overnight Financing Rate (“3-Month SOFR”) +5.75% per annum, reducing to 3-Month SOFR +4.75% after completion tests have been achieved at the project. Amortization will begin in December 2025 with equal quarterly repayments followed by a final 25% repayment upon maturity in June 2028. Fees payable to Franco-Nevada’s subsidiary include a standby fee on undrawn amounts of 1.0% per annum and a 2.0% original issue discount payable on principal amounts drawn. Franco-Nevada was granted warrants to purchase 11.5 million common shares of G Mining Ventures (“G Mining Common Shares”) with a 5-year term and an exercise price of C$1.90 per G Mining Common Share.

Franco-Nevada also subscribed for 44,687,500 G Mining Common Shares for gross proceeds of $27.5 million at a share price of C$0.80 per G Mining Common Share.

(b)	Acquisition of Caserones Royalty – Chile

On April 14, 2022, the Company agreed to acquire, through a wholly-owned subsidiary, an effective 0.4582% NSR on JX Nippon’s producing Caserones copper-molybdenum mine located in the Atacama Region of northern Chile for an aggregate purchase price of approximately $37.4 million. To purchase its interest in the Caserones royalty, Franco-Nevada acquired shares in Socieded Legal Minera California Una de la Sierra Peña Negra (“SLM California”). SLM California is a privately held entity whose purpose is to pay Chilean taxes in respect of and distribute proceeds from the Caserones royalty to its shareholders. Franco-Nevada is entitled to royalty payments in respect of the period commencing January 1, 2022.

The Company also completed a private placement with EMX Royalty Corporation (“EMX”), acquiring 3,812,121 units of EMX at C$3.30 per unit for total cost of $10.0 million (C$12.6 million). Each unit consists of one common share of EMX and one warrant to purchase one common share of EMX over five years at an exercise price of C$4.45. EMX used the proceeds from the private placement to acquire an NSR on the Caserones mine on similar terms as Franco-Nevada.

Franco-Nevada’s investments in SLM California and EMX are accounted for as equity investments and designated at fair value through other comprehensive income in accordance with IFRS 9 Financial Instruments.

(c)	Acquisition of Additional Castle Mountain Royalty – California, U.S.

On May 2, 2022, the Company, through a wholly-owned subsidiary, acquired an existing 2% NSR on gold and silver produced from the Pacific Clay claims, which comprise a portion of the JSLA pit of Equinox Gold’s Castle Mountain project in San Bernardino County, California, for $6.0 million. When combined with the Company’s 2.65% NSR on the broader Castle Mountain land position, the Company now has an effective 4.65% NSR on the Pacific Clay claims.

(d)	Acquisition of Royalties – Chile

Subsequent to Q2 2022, on July 25, 2022, the Company acquired, through a wholly-owned subsidiary, a portfolio of seven royalties, each with a 2% NSR on precious metals and 1% NSR on base metals, for $1.0 million.

(e)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental Resources, Inc (“Continental”) to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights within Continental’s areas of operation.

Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $3.6 million in H1 2022 (H1 2021 – $4.1 million). As at June 30, 2022, Franco-Nevada’s total cumulative investment in the Royalty Acquisition Venture totaled $432.0 million and Franco-Nevada has remaining commitments of up to $88.0 million. Accounts payable at June 30, 2022 include $0.6 million (December 31, 2021 - $1.7 million) of contributions disbursed after period-end.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.